Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Borrowings

Borrowings as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Credit facilities	$1,019,721	$908,288
Financial liabilities	522,913	502,275
Finance lease liabilities	444,901	468,414
Total borrowings	$1,987,535	$1,878,977
Less: Current portion of long-term borrowings, net	(529,651)	(285,036)
Less: Deferred finance costs, net	(20,321)	(17,514)
Long-term borrowings, net	$1,437,563	$1,576,427

Borrowings - Maturities of Long Term Debt

The maturity table below reflects the principal payments for the next five 12-month periods ending June 30 of all borrowings of Navios Partners outstanding as of June 30, 2024, based on the repayment schedules of the respective credit facilities, financial liabilities and finance lease liabilities.

Period	Amount
2025	$535,500
2026	311,344
2027	226,902
2028	210,149
2029	136,541
2030 and thereafter	567,099
Total	$1,987,535